CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 308	$ 415
Short-term deposits with original maturity of less than three months	$ 117	$ 202